SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of expected useful lives of property and equipment
The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
As of December 31, 2015, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2015	(Level 1)	(Level 2)	(Level 3)
Short-term available-for-sale securities	506,407	506,407	—	—
Long-term available-for-sale securities	166,546	166,546	—	—
Total	672,953	672,953	—	—

Assets measured at fair value on a non-recurring basis
The following table presents the Group’s assets measured at fair value on a non-recurring basis for the years ended December 31, 2013, 2014 and 2015:

			Fair Value Measurements at Reporting Date Using
			Quoted
			Prices
			in Active	Significant
			Markets for	Other	Significant
		Fair Value for	Identical	Observable	Unobservable	Total Loss
Year Ended		Year ended	Assets	Inputs	Inputs	for the
December 31,	Description	December 31	(Level 1)	(Level 2)	(Level 3)	Year
2013	Property and equipment	5,382	—	—	5,382	7,965
2014	Property and equipment	13,561	—	—	13,561	27,203
2014	Goodwill	—	—	—	—	188
2015	Property and equipment	21,879	—	—	21,879	93,163
2015	Goodwill	—	—	—	—	2,445

Schedule of share-based compensation expense recognized
For the years ended December 31, 2013, 2014 and 2015, the Group recognized share-based compensation expenses of RMB30,468, RMB31,937 and RMB52,535, respectively, which was classified as follows:

	Year Ended December 31,
	2013	2014	2015
Hotel operating costs	4,948	6,830	8,835
Selling and marketing expenses	973	939	907
General and administrative expenses	24,547	24,168	42,793
Total	30,468	31,937	52,535